OTHER OPERATING EXPENSE, NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING EXPENSE, NET
Government grant (i)	¥ 6,911	¥ 7,539	¥ 4,893
Ineffective portion of change in fair value of cash flow hedges	(222)	(1,978)	(813)
Net realized and unrealized gain/(loss) on derivative financial instruments not qualified as hedging	(4,384)	191	(909)
Impairment losses on long-lived assets (ii)	(345)	(6,281)	(21,258)
Loss on disposal of property, plant, equipment and other non-currents assets, net	(1,918)	(1,526)	(1,518)
Fines, penalties and compensations	(173)	(276)	(89)
Donations	(209)	(180)	(152)
Gain on remeasurement of interests in the Shanghai SECCO (Note 35)			3,941
Others	(96)	(2,849)	(649)
Other operating expenses, total	¥ (436)	¥ (5,360)	¥ (16,554)